Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 23,801	$ 18,256	$ 956
Adjustments to reconcile net income to net cash provided by operating activities:
(Increase) decrease in other assets	1,107	1,303	(5,602)
Increase (decrease) in other liabilities	(1,162)	1,021	(3,423)
Net cash provided by operating activities	26,919	25,593	17,609
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(6,856)	1,254	54,192
Cash flows from financing activities:
Cash dividends paid - common stock	(5,426)	(5,047)	(4,649)
Purchase of treasury stock	(2,861)	(1,119)	0
Net cash provided by (used in) financing activities	33,255	(69,303)	(62,071)
Net increase (decrease) in cash and cash equivalents	53,318	(42,456)	9,730
Cash and due from banks at beginning of year	50,994	93,450	83,720
Cash and due from banks at end of year	104,312	50,994	93,450
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income	23,801	18,256	956
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (income) loss of subsidiaries	(4,562)	(1,660)	5,105
(Increase) decrease in other assets	(527)	(1,418)	1,486
Increase (decrease) in other liabilities	84	(215)	(262)
Other, net	(883)	(331)	(5,868)
Net cash provided by operating activities	17,913	14,632	1,417
Cash flows from investing activities:
Decrease in investment in subsidiaries, net	566	0	7,575
Net cash provided by (used in) investing activities	566	0	7,575
Cash flows from financing activities:
Cash dividends paid - common stock	(5,426)	(5,047)	(4,649)
Purchase of treasury stock	(2,861)	(1,119)	0
Net cash provided by (used in) financing activities	(8,287)	(6,166)	(4,649)
Net increase (decrease) in cash and cash equivalents	10,192	8,466	4,343
Cash and due from banks at beginning of year	15,273	6,807	2,464
Cash and due from banks at end of year	$ 25,465	$ 15,273	$ 6,807